Document and Entity Information	Jun. 24, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 24, 2024
Entity Registrant Name	PLAYA HOTELS & RESORTS N.V.
Entity Incorporation State Country Code	P7
Entity File Number	1-38012
Entity Tax Identification Number	98-1346104
Entity Address Address Line 1	Nieuwezijds Voorburgwal 104
Entity Address Postal Zip Code	1012 SG
Entity Address City Or Town	Amsterdam
Entity Address Country	NL
Country Region	31
City Area Code	6
Local Phone Number	82 55 84 30
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, €0.10 par value
Trading Symbol	PLYA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001692412
Amendment Flag	false